Provisions for legal claims - Schedule of provisions for litigation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Balances at beginning of year	$ 163,192
Provisions reverse	(3,203)	$ (4,858)
Balances at end of year	130,160	163,192
Legal proceedings provision [member]
Disclosure of other provisions [line items]
Balances at beginning of year	11,720	18,516
Provisions constituted	2,034	14,491
Provisions reverse	(5,007)
Provisions used	(938)	(21,287)
Balances at end of year	$ 7,809	$ 11,720